August 31, 2010

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard Index Funds (the Trust)
File No. 2-56846
485(a) Filing and Request for Acceleration of Effectiveness

Commissioners:

We respectfully submit the enclosed 119th Post-Effective Amendment to the Trust’s Registration Statement on Form N-1A, affecting the exchange-traded share class (ETF Shares) of Vanguard 500 Index Fund, a series of the Trust, which we are filing pursuant to Rule 485(a) under the Securities Act of 1933. By separate letter dated August 31, 2010, the Trust and its distributor, Vanguard Marketing Corporation, request an accelerated effective date of September 7, 2010, pursuant to Rule 461(a) under the Securities Act of 1933. The request for acceleration is attached to this letter as Appendix A.

The purposes of this Post-Effective Amendment 119 are: 1) to designate a new effective date for the filing that we made on June 25, 2010, pursuant to Rule 485(a) and 2) address comments of the Commission’s Staff regarding the prior Amendment.

We plan to file PEA 120 of the Trust's Registration Statement on or about September 7, 2010, to complete any missing information and incorporate a number of non-material editorial changes.

If you have any questions or comments concerning the enclosed Amendment, please contact me at (610) 669-1538.

Sincerely,

Judith L. Gaines

Associate Counsel

The Vanguard Group, Inc.

cc: Christian Sandoe, Esquire

U.S. Securities & Exchange Commission

Appendix A
461(a) Acceleration Request

August 31, 2010

U.S. Securities & Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard Index Funds
File No. 2-56846
461(a) Request for Acceleration of Effectiveness

Commissioners:

Pursuant to Rule 461(a) under the Securities Act of 1933, Vanguard Index Funds (the Trust) and its distributor, Vanguard Marketing Corporation, respectfully request that the effectiveness of the 119th Post-Effective Amendment (PEA) of the Trust's registration statement on Form N-1A, affecting the exchange-traded share class (ETF Shares) of Vanguard 500 Index Fund (the Fund), a series of the Trust, be accelerated to September 7, 2010. We previously filed PEA 118 of the Trust’s registration statement on June 25, 2010. We filed PEA 119 of the Trust's registration statement today, August 31, 2010.

We plan to file PEA 120 of the Trust's registration statement on or about September 7, 2010. PEA 120 will complete any missing information and incorporate a number of non-material editorial changes. PEAs 118, 119, and 120 are being submitted in order to: (1) introduce the new share class mentioned above to the Fund; (2) designate a new effective date for the filing that we made on June 25, 2010, pursuant to Rule 485(a); 3) address comments of the Commission’s Staff; and (4)effect a number of non-material editorial changes.

If you have any questions or comments concerning the enclosed Amendment, please contact Judith L. Gaines at (610) 669-1538.

Sincerely,

VANGUARD INDEX FUNDS

/s/ F. William McNabb by Heidi Stam

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Name: F. William McNabb III (Heidi Stam)*

Title: Chairman and Chief Executive Officer

VANGUARD MARKETING CORPORATION, Distributor

/s/ Michael Kimmel

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Name: Michael Kimmel

Title: Secretary

*Pursuant to a Power of Attorney filed on April 26, 2010, see File Number 33-53683.

cc: Christian Sandoe, Esquire

U.S. Securities & Exchange Commission